Shareholders' Equity (Notes)	12 Months Ended
Jan. 02, 2016
Shareholders' Equity [Abstract]
Shareholders’ Equity
Shareholders’ Equity
Stock-Based Compensation Expense

Total stock-based compensation expense was as follows (in thousands):

	2015	2014	2013
Stock options	$2,634	$2,125	$2,698
Stock awards	7,656	4,673	1,534
Total stock-based compensation expense(1)	10,290	6,798	4,232
Income tax benefit	3,413	2,284	1,447
Total stock-based compensation expense, net of tax	$6,877	$4,514	$2,785

(1) Reflects a $1.2 million benefit in 2014 related to a change in estimated forfeitures due to employee turnover.
Stock Options

A summary of our stock option activity was as follows (in thousands, except per share amounts and years):

	Stock Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (1)
Outstanding at January 3, 2015	1,513	$16.06	5.6	$16,642
Granted	135	32.91
Exercised	(252)	11.77
Canceled/Forfeited	(8)	23.46
Outstanding at January 2, 2016	1,388	$18.44	5.3	$7,366

Exercisable at January 2, 2016	1,035	$16.14	4.4	$6,883

Vested and expected to vest at January 2, 2016	1,353	$18.23	5.3	$7,315

(1)	Aggregate intrinsic value includes only those options where the current share price is equal to or greater than the share price on the date of grant.

Other information pertaining to options was as follows (in thousands, except per share amounts):

	2015	2014	2013
Weighted-average grant date fair value of stock options granted	$15.94	$9.33	$10.57
Total intrinsic value (at exercise) of stock options exercised	$4,592	$2,478	$7,726

Cash received from the exercise of stock options for the fiscal year ended January 2, 2016 was $3.0 million. Our tax benefit related to the exercise of stock options for the fiscal year ended January 2, 2016 was $1.8 million.

At January 2, 2016, there was $2.4 million of total stock option compensation expense related to non-vested stock options not yet recognized, which is expected to be recognized over a weighted-average period of 1.7 years.

The assumptions used to calculate the fair value of options granted using the Black-Scholes-Merton option-pricing model were as follows:

Valuation Assumptions	2015	2014	2013
Expected dividend yield	0%	0%	0%
Expected volatility	54%	58%	61%
Risk-free interest rate	1.6%	1.8%	0.9%
Expected term (in years)	5.2	5.3	5.7

Stock Awards

Stock award activity was as follows (in thousands, except per share amounts):

	Time- Based Stock Awards	Weighted-Average Grant Date Fair Value	Performance- and Market-Based Stock Awards	Weighted-Average Grant Date Fair Value
Outstanding at January 3, 2015	472	$19.00	630	$18.61
Granted	135	31.57	190	33.32
Vested	(137)	17.30	(45)	13.59
Canceled/Forfeited	(16)	22.14	(65)	28.05
Outstanding at January 2, 2016	454	$23.14	710	$22.01

At January 2, 2016, there was $4.7 million of unrecognized compensation expense related to non-vested time-based stock awards, which is expected to be recognized over a weighted-average period of 1.6 years and $7.4 million of unrecognized compensation expense related to non-vested performance- and market-based stock awards, which is expected to be recognized over a weighted-average period of 1.8 years.

During fiscal 2014, 126,550 market-based stock awards were granted and had a weighted-average grant date fair value of $14.90 per award. These stock awards are reflected in the "Performance- and Market-Based Stock Awards" column in the stock award activity table above. There were no market-based stock awards granted in 2015 or 2013. The assumptions used to calculate the fair value of market-based stock awards granted using the Monte Carlo simulation model were as follows:

Valuation Assumptions	2015	2014	2013
Expected dividend yield	NA	0%	NA
Expected volatility	NA	58%	NA
Risk-free interest rate	NA	0.9%	NA
Repurchases of Common Stock

Repurchases of our common stock were as follows (in thousands):

	2015	2014	2013
Amount repurchased under Board-approved share repurchase program	$98,446	$45,044	$40,037
Amount repurchased in connection with the vesting of employee restricted stock grants	1,755	1,448	2,035
Total amount repurchased	$100,201	$46,492	$42,072

As of January 2, 2016, the remaining authorization under our Board-approved share repurchase program was $137 million. There is no expiration date governing the period over which we can repurchase shares. Any repurchased shares are constructively retired and returned to an unissued status. The cost of stock repurchases is first charged to additional paid-in-capital. Once additional paid-in capital is reduced to zero, any additional amounts are charged to retained earnings.
Net Income per Common Share

The components of basic and diluted net income per share were as follows (in thousands, except per share amounts):

	2015	2014	2013
Net income	$50,519	$67,974	$60,081

Reconciliation of weighted-average shares outstanding:
Basic weighted-average shares outstanding	51,252	53,452	54,866
Dilutive effect of stock-based awards	849	741	937
Diluted weighted-average shares outstanding	52,101	54,193	55,803

Net income per share – basic	$0.99	$1.27	$1.10
Net income per share – diluted	$0.97	$1.25	$1.08

Additional potential dilutive stock options totaling 0.4 million, 0.8 million and 1.3 million for 2015, 2014 and 2013, respectively, have been excluded from our diluted net income per share calculations because these securities’ exercise prices were anti-dilutive (e.g., greater than the average market price of our common stock).